FINANCING AND LOANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
DEBT CHARGES CURRENT, Gross Amount		R$ 421,675
DEBT CHARGES CURRENT, Amount	R$ 364,788
Current loans and receivables	2,107,172	2,604,263
Noncurrent loans and receivables, gross	7,794,892
Non-current loans and receivables	R$ 7,794,891	R$ 10,158,306
Loans payable period	10 years
Average interest rate	8.04%
Percent of total portfolio granted by company	28.00%	32.00%
Percentage of financing and loans granted indexed to domestic prices in Brazil	72.00%	68.00%
Eletrobras
FINANCING AND LOANS
Total loans granted	R$ 4,848,676	R$ 4,908,816
FINANCING AND LOAN CHARGES
FINANCING AND LOANS
ADA	(205,676)	(184,080)
PRINCIPAL, CURRENT
FINANCING AND LOANS
ADA	R$ (63,244)	R$ (74,258)
ITAIPU
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	7.10%	7.13%
DEBT CHARGES CURRENT, Gross Amount	R$ 21,101
Current loans and receivables, gross	1,888,426
Current loans and receivables		R$ 1,693,328
Noncurrent loans and receivables, gross	R$ 6,790,064
Non-current loans and receivables		R$ 9,086,250
CEMIG
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.17%	5.19%
DEBT CHARGES CURRENT, Gross Amount	R$ 262	R$ 359
Current loans and receivables, gross	16,357
Current loans and receivables		19,537
Noncurrent loans and receivables, gross	R$ 33,171
Non-current loans and receivables		R$ 48,147
COPEL
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate		5.03%
DEBT CHARGES CURRENT, Gross Amount		R$ 255
Current loans and receivables		14,187
Non-current loans and receivables		R$ 36,398
CEEE
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 116	R$ 140
Current loans and receivables, gross	4,465
Current loans and receivables		4,465
Noncurrent loans and receivables, gross	R$ 15,642
Non-current loans and receivables		R$ 19,763
AES ELETROPAULO
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	10.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 340,493	R$ 339,278
Current loans and receivables, gross	R$ 10,561
Current loans and receivables		R$ 10,561
ENERGISA - MT
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate		9.62%
DEBT CHARGES CURRENT, Gross Amount		R$ 2,255
Current loans and receivables		94,468
Non-current loans and receivables		R$ 168,000
ENERGISA - TO
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	6.31%	11.31%
DEBT CHARGES CURRENT, Gross Amount	R$ 359	R$ 879
Current loans and receivables, gross	30,047
Current loans and receivables		30,047
Noncurrent loans and receivables, gross	R$ 31,742
Non-current loans and receivables		R$ 59,486
ENERGISA - MS
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate		5.22%
DEBT CHARGES CURRENT, Gross Amount		R$ 161
Current loans and receivables		11,341
Non-current loans and receivables		R$ 18,510
CELPA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.93%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 252	R$ 70,777
Current loans and receivables, gross	7,467
Current loans and receivables		291,809
Noncurrent loans and receivables, gross	R$ 628,313
Non-current loans and receivables		R$ 266,757
CEMAR
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	0.43%	1.74%
DEBT CHARGES CURRENT, Gross Amount	R$ 462	R$ 843
Current loans and receivables, gross	27,679
Current loans and receivables		53,531
Noncurrent loans and receivables, gross	R$ 103,860
Non-current loans and receivables		R$ 163,303
CESP
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.10%	5.09%
DEBT CHARGES CURRENT, Gross Amount	R$ 57	R$ 92
Current loans and receivables, gross	5,569
Current loans and receivables		5,569
Noncurrent loans and receivables, gross	R$ 4,752
Non-current loans and receivables		R$ 9,904
COELCE
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 149	R$ 191
Current loans and receivables, gross	9,265
Current loans and receivables		9,860
Noncurrent loans and receivables, gross	R$ 20,591
Non-current loans and receivables		R$ 28,337
COSERN
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate		5.00%
DEBT CHARGES CURRENT, Gross Amount		R$ 13
Current loans and receivables		1,874
Non-current loans and receivables		R$ 769
COELBA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 185	R$ 423
Current loans and receivables, gross	7,340
Current loans and receivables		22,788
Noncurrent loans and receivables, gross	R$ 29,620
Non-current loans and receivables		R$ 61,749
ESCELSA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 97	R$ 147
Current loans and receivables, gross	8,316
Current loans and receivables		10,833
Noncurrent loans and receivables, gross	11,144
Non-current loans and receivables		R$ 18,626
GLOBAL
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate		5.00%
DEBT CHARGES CURRENT, Gross Amount	118,544	R$ 106,275
Current loans and receivables, gross	R$ 44,100
Current loans and receivables		R$ 44,100
CELESC DISTRIB.
FINANCING AND LOANS
DEBT CHARGES CURRENT, Avg Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 180	R$ 327
Current loans and receivables, gross	17,577
Current loans and receivables		27,435
Noncurrent loans and receivables, gross	14,959
Non-current loans and receivables		30,973
Other
FINANCING AND LOANS
DEBT CHARGES CURRENT, Gross Amount	88,207	83,340
Current loans and receivables, gross	93,247
Current loans and receivables		332,788
Noncurrent loans and receivables, gross	R$ 111,034
Non-current loans and receivables		R$ 141,334